Inventories - Components of Inventory, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 1,544	$ 1,123
Work in-process	2,447	1,337
Finished goods	94	195
Inventories, net	$ 4,085	$ 2,655